Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Notes)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation	Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2025	2024	2025	2024
gas & low carbon energy	1,047	(315)	2,405	721
oil production & operations	1,916	3,267	4,704	6,327
customers & products	972	(133)	1,075	855
other businesses & corporate	645	(180)	623	(480)
	4,580	2,639	8,807	7,423
Consolidation adjustment – UPII*	30	(73)	43	(41)
	4,610	2,566	8,850	7,382
Inventory holding gains (losses)*
gas & low carbon energy	—	—	—	—
oil production & operations	(2)	1	5	—
customers & products	(552)	(137)	(400)	715
Profit (loss) before interest and tax	4,056	2,430	8,455	8,097
Finance costs	1,229	1,216	2,550	2,291
Net finance expense/(income) relating to pensions and other post-employment benefits	(56)	(40)	(108)	(81)
Profit (loss) before taxation	2,883	1,254	6,013	5,887

RC profit (loss) before interest and tax*
US	1,417	1,545	2,950	3,155
Non-US	3,193	1,021	5,900	4,227
	4,610	2,566	8,850	7,382